Loans Payable (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Aggregate Loan Principal Payments on Long-term Loans and Borrowings

As of December 31, 2020, aggregate loan principal payments on long-term loans and borrowings from third party investors are due according to the following schedule:

	As of December 31, 2020
	RMB	US$
within 1 year	910,882	139,599
between 1-2 year	-	-
Thereafter	-	-
	910,882	139,599